Leases - Summary of Future Minimum Commitments Under Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity of lease liabilities
Fiscal year ended December 31, 2021	$ 5,737
Fiscal year ended December 31, 2022	5,918
Fiscal year ended December 31, 2023	6,096
Fiscal year ended December 31, 2024	6,289
Fiscal year ended December 31, 2025	6,457
Thereafter	29,084
Total future lease payments	59,581
Less: Tenant improvement allowance receivable	(5,595)
Less: Effect of discounting	(20,981)
Present value of lease liabilities	$ 33,005	$ 28,411